UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21636
                                                    -----------

              First Trust/Aberdeen Global Opportunity Income Fund
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
                   ------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: June 30, 2011
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


FIRST TRUST

                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2011

                              First Trust/Aberdeen
                               Global Opportunity
                                  Income Fund

                                    Aberdeen
                                Asset Management

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2011

Shareholder Letter...........................................................  1
At A Glance..................................................................  2
Portfolio Commentary.........................................................  3
Portfolio of Investments.....................................................  6
Schedule of Forward Foreign Currency Contracts............................... 12
Statement of Assets and Liabilities.......................................... 13
Statement of Operations...................................................... 14
Statements of Changes in Net Assets.......................................... 15
Statement of Cash Flows...................................................... 16
Financial Highlights......................................................... 17
Notes to Financial Statements................................................ 18
Additional Information....................................................... 25


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Aberdeen Asset Management Inc. ("Aberdeen" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Aberdeen are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                     SEMI-ANNUAL LETTER FROM THE PRESIDENT
                                 JUNE 30, 2011


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust/Aberdeen Global Opportunity Income Fund (the "Fund").

First Trust Advisors L.P. ("First Trust") has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. Though the markets have been recovering from their lows of 2008-2009, they have been somewhat choppy over the past several months. However, successful investors understand that the success they have achieved is typically because of their long-term investment perspective through all kinds of markets.

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the six months this report covers. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets. That's why we remain committed to being a long-term investor and investment manager and to bringing you quality investment solutions regardless of the inevitable volatility the market experiences. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. You may want to talk to your advisor about the other investments First Trust offers that might also fit your financial goals.

At First Trust we continue to be committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio. We value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2011 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of First Trust/Aberdeen Global Opportunity Income Fund

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
"AT A GLANCE"
AS OF JUNE 30, 2011 (UNAUDITED)

------------------------------------------------------------------------
FUND STATISTICS
------------------------------------------------------------------------
Symbol on New York Stock Exchange                                  FAM
Common Share Price                                              $17.43
Common Share Net Asset Value ("NAV")                            $17.98
Premium (Discount) to NAV                                        (3.06)%
Net Assets Applicable to Common Shares                    $312,481,222
Current Monthly Distribution per Common Share (1)               $0.130
Current Annualized Distribution per Common Share                $1.560
Current Distribution Rate on Closing Common Share Price (2)       8.95%
Current Distribution Rate on NAV (2)                              8.68%
------------------------------------------------------------------------


------------------------------------------------------
   COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
------------------------------------------------------

                 Common Share Price               NAV
12/31/2010              17.36                    17.80
1/7/2011                16.74                    17.61
1/14/2011               16.71                    17.54
1/21/2011               16.47                    17.39
1/28/2011               16.74                    17.32
2/4/2011                16.59                    17.31
2/11/2011               16.66                    17.23
2/18/2011               16.72                    17.36
2/25/2011               16.83                    17.35
3/4/2011                16.29                    17.33
3/11/2011               16.56                    17.39
3/18/2011               16.36                    17.33
3/25/2011               16.64                    17.54
4/1/2011                16.83                    17.63
4/8/2011                16.77                    17.90
4/15/2011               16.86                    17.89
4/21/2011               16.90                    18.05
4/29/2011               17.26                    18.20
5/6/2011                17.00                    17.99
5/13/2011               17.14                    17.88
5/20/2011               17.43                    18.05
5/27/2011               17.37                    18.02
6/3/2011                17.38                    18.04
6/10/2011               17.34                    17.93
6/17/2011               17.18                    17.89
6/24/2011               17.35                    17.81
6/30/2011               17.43                    17.98

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

                                                                            Average Annual Total Return
                                                                      ---------------------------------------
                                     6 Months Ended   1 Year Ended     5 Years Ended   Inception (11/23/2004)
                                        6/30/2011       6/30/2011        6/30/2011          to 6/30/2011
FUND PERFORMANCE (3)
NAV                                       5.76%          17.64%           11.18%                9.42%
Market Value                              5.12%          18.94%           12.20%                8.15%

INDEX PERFORMANCE
Blended Benchmark (4)                     5.12%          13.50%            9.56%                8.05%
Barclays Capital Global Emerging
   Markets Index                          5.84%          14.28%            9.30%                8.89%
Barclays Capital Global Aggregate
   Index                                  4.38%          10.51%            7.10%                5.29%
------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------
                                                          % OF TOTAL
TOP 10 HOLDINGS                                           INVESTMENTS
---------------------------------------------------------------------
Asian Development Bank, 5.50%, 2/15/16                        4.9%
New Zealand Government Bond, 6.00%, 12/15/17                  4.4
European Investment Bank, 6.50%, 9/10/14                      4.3
Province of Manitoba, 6.38%, 9/1/15                           3.4
Australian Government, 6.00%, 2/15/17                         3.2
Instituto de Credito Oficial, 5.50%, 10/11/12                 3.1
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21    2.8
Turkey Government Bond, 16.00%, 3/7/12                        2.7
Province of Ontario, 6.25%, 6/16/15                           2.5
Republic of South Africa, 8.25%, 9/15/17                      2.5
---------------------------------------------------------------------
                                                 Total       33.8%
                                                            ======

---------------------------------------------------------------------
                                                          % OF TOTAL
TOP 10 COUNTRIES (5)                                      INVESTMENTS
---------------------------------------------------------------------
Multinational                                                 9.1%
Canada                                                        7.7
Brazil                                                        7.1
Mexico                                                        6.7
South Africa                                                  6.5
Australia                                                     5.5
United Kingdom                                                5.3
Indonesia                                                     4.6
Turkey                                                        4.4
New Zealand                                                   4.4
---------------------------------------------------------------------
                                                 Total       61.3%
                                                            ======

---------------------------------------------------------------------
                                                          % OF TOTAL
CREDIT QUALITY (6)                                        INVESTMENTS
---------------------------------------------------------------------
AAA                                                          27.1%
AA+                                                           9.0
AA                                                            1.6
A                                                            14.7
A-                                                            0.2
BBB+                                                          4.0
BBB                                                           8.5
BBB-                                                          1.8
BB+                                                           9.5
BB                                                            5.8
BB-                                                           5.3
B+                                                            5.0
B                                                             2.4
B-                                                            2.1
CCC-                                                          0.1
NR                                                            2.9
---------------------------------------------------------------------
                                                 Total      100.0%
                                                            ======

---------------------------------------------------------------------
                                                          % OF TOTAL
INDUSTRY CLASSIFICATION                                   INVESTMENTS
---------------------------------------------------------------------
Government Bonds and Notes                                   69.9%
Supranational Bank                                            9.1
Oil, Gas & Consumable Fuels                                   2.7
Household Durables                                            2.1
Electric Utilities                                            2.0
Commercial Banks                                              1.9
Real Estate Management & Development                          1.6
Diversified Operations                                        1.4
Food Products                                                 1.2
Diversified Telecommunication Services                        1.1
Diversified Financial Services                                1.1
Special Purpose Banks                                         1.1
Import/Export Bank                                            0.9
Construction Materials                                        0.7
Multi-Utilities                                               0.7
Transportation Infrastructure                                 0.6
Food & Staples Retailing                                      0.5
Beverages                                                     0.4
Wireless Telecommunication Services                           0.3
Construction & Engineering                                    0.3
Road & Rail                                                   0.2
Metals & Mining                                               0.2
---------------------------------------------------------------------
                                                 Total      100.0%
                                                            ======


(1) Most recent distribution paid or declared through 6/30/2011. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 6/30/2011. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(4) Blended benchmark consists of the following: Citigroup World Government Bond Index (40.0%); JPMorgan Emerging Markets Bond Index - Global Diversified (30.0%); JPMorgan Global Bond Index - Emerging Markets Diversified (30.0%)

(5) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the investment sub-advisor.

(6) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Rating Group, a division of the McGraw Hill Companies, Inc., Moody's Investors Service, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2011



                                  SUB-ADVISOR

Aberdeen Asset Management Inc. ("Aberdeen" or the "Sub-Advisor"), a Securities and Exchange Commission registered investment advisor, is a wholly-owned subsidiary of Aberdeen Asset Management PLC ("Aberdeen Group"). Aberdeen Group is a publicly-traded international investment management group listed on the London Stock Exchange, managing assets for both institutional and retail clients from offices around the world.

                           PORTFOLIO MANAGEMENT TEAM

Investment decisions for the First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") are made by Aberdeen using a team approach and not by any one individual. By making team decisions, Aberdeen seeks to ensure that the investment process results in consistent returns across all portfolios with similar objectives. Aberdeen does not employ separate research analysts. Instead, Aberdeen's investment managers combine the roles of analysis with portfolio management. Each member of the team has sector and portfolio responsibilities such as day-to-day monitoring of liquidity. The overall result of this matrix approach is a high degree of cross-coverage, leading to a deeper understanding of the securities in which Aberdeen invests.

JOHN MURPHY
PORTFOLIO MANAGER, GLOBAL BONDS

Mr. Murphy joined Aberdeen with the acquisition of the Deutsche Asset Management Group Limited ("Deutsche") fixed-income business in 2005. Mr. Murphy was also a portfolio manager at Deutsche, and previously at Morgan Grenfell Asset Management, which he joined in 1984.

BRETT DIMENT
HEAD OF EMERGING MARKET DEBT

Mr. Diment joined Deutsche in 1991 as a member of the fixed-income group and became head of the Emerging Market Debt team at Deutsche in 1999. Mr. Diment joined Aberdeen following the Deutsche acquisition in 2005 and is now responsible for the day-to-day management of the Emerging Market Debt team and portfolios.

KEVIN DALY
PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Daly joined the Emerging Market Debt team at Aberdeen in April 2007 as a portfolio manager, having spent the previous 10 years at Standard & Poor's in London and Singapore as a credit market analyst covering global emerging market debt, and was head of marketing for Global Sovereign Ratings at Standard & Poor's. Mr. Daly was a regular participant on the Global Sovereign Committee, served as a member of the Sovereign Ratings Review Board, and was one of the initial members of the Emerging Market Council, formed in 2006 to advise senior management on business and market developments in emerging markets.

EDWIN GUTIERREZ
PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Gutierrez has served as an economist specializing in Latin America at LGT Asset Management, and more recently as a portfolio manager specializing in emerging market fixed-income at Invesco Asset Management. He joined Deutsche in 2000 and Aberdeen in 2005.

MAX WOLMAN
PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Wolman joined Aberdeen in January 2001 and is portfolio manager on the Emerging Market Debt mandates. Mr. Wolman originally specialized in currency and domestic debt analysis; however, he is now responsible for wider emerging market debt analysis, including external and corporate issuers. He is a member of the Emerging Market Debt investment committee at Aberdeen and is also responsible for the daily implementation of the investment process.

ESTHER CHAN
PORTFOLIO MANAGER, EMERGING MARKET DEBT

Ms. Chan joined Aberdeen in Singapore in 2005 where she started as a corporate credit analyst and trader working across investment-grade and high-yield assets in the region. She has 6 years of experience in the asset class, and now serves as a portfolio manager in Aberdeen London with specialization in analysis, management and trading of external Asian debt and Emerging Market corporates. Prior to joining Aberdeen, Ms. Chan worked as a corporate finance analyst at John Moore, assisting in various deals focused on the debt restructuring in Indonesian firms facing creditor holdout situations, post-Asian crisis.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (Continued)
--------------------------------------------------------------------------------

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2011


                                   COMMENTARY

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND

The primary investment objective of the Fund is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund pursues its investment objectives by investing in the world bond markets through a diversified portfolio of investment grade and below-investment grade government and corporate debt securities. There can be no assurance that the Fund's investment objectives will be achieved, and the Fund may not be appropriate for all investors.

MARKET RECAP - DEVELOPED MARKETS

At the start of 2011, bond yields rose further as the financial markets became increasingly focused on the implications of higher inflation. These concerns centered on the effects of higher energy prices as the escalation of political events in the Middle East and North Africa prompted a further spike in oil prices. Towards the end of the six-month period, the global economy decelerated. An increase in oil prices decreased real incomes and consumers' spending power, especially in the U.S. This in turn resulted in decline in demand for goods and a slowdown in global manufacturing, exacerbated by the Japanese earthquake.

For much of the period, peripheral Eurozone countries continued to come under severe pressure from bond investors concerned over levels of indebtedness. Yields on peripheral sovereign debt rose significantly as investors shunned the bond markets. European Union-International Monetary Fund ("EU-IMF") bailouts failed to calm the markets as expected and fears about the fiscal situation in other Eurozone countries kept yield spreads versus German bunds at record high levels. Towards the end of the period, fears of a Greek default dominated the markets and led to the widespread risk aversion. As a result, 10-year U.S. Treasuries ended the period under review at 3.16%.

In the currency markets, the U.S. dollar underperformed most major currencies. Currencies regarded as safer havens, most notably the Swiss franc, were the top performers. The euro also strengthened against the U.S. dollar, benefiting from interest rates hikes introduced by the European Central Bank ("ECB").

MARKET RECAP - EMERGING MARKETS

Emerging market debt experienced mixed fortunes throughout the six-month period under review, having started the year on a weaker note. Local currency debt initially underperformed, reflecting concerns about rising inflation and the perception that central banks are not reacting promptly enough. Rising inflation concerns have weighed on emerging market debt amid rising commodity prices, in particular those related to food, putting severe pressure on developing economies. This was exacerbated somewhat by a spike in oil prices following the uprisings in North Africa and the Middle East which, although having eased somewhat due to increased confidence surrounding global oil supplies, still remain very much at the forefront.

Overall, emerging market debt recorded strong performance over the six months despite inflation concerns and international concerns. A rally in the U.S. Treasuries benefitted hard currency-denominated debt, while weak U.S. dollar boosted performance of local currency-denominated assets. However, towards the end of the reporting period, weak figures from the U.S. and fears about the possibility of Greek default decreased investors' appetite for risky assets and caused global bond yields to fall. Greece managed to pass the austerity bill at the end of June, paving the way for the next (euro)12 billion of its EU-IMF bail-out package, causing spreads to narrow somewhat.

Over the six-month period, the JPMorgan Emerging Markets Bond Index-Global Diversified ("JPM EMBI") gained 4.8% while the benchmark spread remained flat on the year, despite surging significantly just before the Greek government approved the austerity bill in June. The JPMorgan Government Bond Index-Emerging Markets ("JPM GBI-EM") gained 6.9% over the first half of the year.

FUND RECAP

The Fund had a net asset value ("NAV") total return1 of 5.76% and a market value total return1 of 5.12% for the six months ended June 30, 2011. The blended benchmark had a total return2 of 5.12% over the same period. In addition to this blended benchmark, the Fund currently uses other indexes for comparative purposes. The total returns for the six months ended June 30, 2011 for these indexes were as follows: the Barclays Capital Global Emerging Markets Index was 5.84% and the Barclays Capital Global Aggregate Index was 4.38%.


-------------------
1 Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load. Past performance is not indicative of future results.

2 The Fund's blended benchmark consists of the following: 40% Citigroup World Government Bond Index; 30% JPMorgan Emerging Markets Bond Index-Global Diversified; and 30% JPMorgan Global Bond Index-Emerging Markets Diversified.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (Continued)
--------------------------------------------------------------------------------

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2011

PERFORMANCE ANALYSIS - DEVELOPED MARKETS

Over the first half of 2011, the Fund's developed market portfolio outperformed the Citigroup World Government Bond Index. The Fund returned 7.06% gross of fees versus 5.13% for the index. The Fund's investments were concentrated in markets such as Australia, New Zealand, Canada and the UK relative to underweight positions in Europe and Japan. The Fund's overweight position in the Australian dollar, together with an underweight to the Japanese Yen, added value during the period. Very strong returns in both Australia and New Zealand also added to returns.

PERFORMANCE ANALYSIS - EMERGING MARKETS

The Fund outperformed its blended benchmark of both hard currency and local bonds and outperformed the individual components gross of fees.

The Fund's overweight position in both hard and local currency bonds contributed positively to the outperformance. The local currency denominated index (JPM
EMBI) had a higher return than the USD currency bonds index (JPM GBI-EM), as the USD weakened against most major currencies over the period.

Within the hard currency holdings, the Fund's overweight position in the high beta (a stock whose return generally follows the market's returns) Latin American countries, such as Argentina and Venezuela, added value to the portfolio. An overweight position to Ivory Coast also added value as an end to a political crisis renewed appetite for the defaulted bonds. An overweight position in Kazakhstan detracted value due to BTA Bank publishing worse than expected results. An underweight position in Turkey, compared to the benchmark, benefited the Fund's portfolio as investors expressed concern over an increase in oil prices, its 6.5% current account deficit and the country's lax monetary policy. An overweight to Dominican Republic bonds benefitted the portfolio while an overweight to China detracted value.

Within the local currency holdings, an underweight position in euro-related Hungary benefitted the portfolio. Allocations to Latin American bonds, including Argentina, Brazil, Mexico and Uruguay all added value. Positions in Indonesia and South Africa also made a positive contribution to performance.

MARKET AND FUND OUTLOOK - DEVELOPED MARKETS

Looking ahead, we believe that U.S. growth will reaccelerate in the second half of 2011. Business investment is likely to pick up and the manufacturing sector will benefit from easing supply side constraints which should boost auto production. Furthermore, consumption should recover on lower gasoline prices, an ongoing reduction in the household debt service burden and tentative signs of improvement in the housing market. Against this backdrop we anticipate that U.S. Treasury yields will rise in the months ahead.

In the Eurozone, we expect the ECB to maintain a hawkish bias. In addition, the spread tightening that has occurred will likely continue in the short term due to positioning and favorable supply dynamics, particularly in the likes of Spain and Italy. However, in the medium term, the Greek situation is not sustainable and very visible public anger about austerity measures may make it difficult for these measures to be implemented fully.

Throughout the European sovereign debt crisis, British gilts have continued to be seen as a 'safe haven'. However, there are some reasons to be a little concerned about the sustainability of the government's fiscal path in the UK if the British economy continues to perform weakly. It seems the balance of risks is to the downside, with a weak consumer seeing his wealth and spending power eroded, increasing loss of credibility in the Bank of England's commitment to its inflation target, and political risk around the government's fiscal plans. We believe that yields are likely to rise from current levels in the U.K.

We expect to see a decent recovery in Japan as production and consumer sentiment bounces back, and yields rise as Greek worries subside and global growth shows resilience going into the second half of 2011.

MARKET AND FUND OUTLOOK - EMERGING MARKETS

How long the Greek crisis will persist depends on several events: the European Union plan on private sector involvement to extend maturities on Greek debt coming due in 2012-14, and the willingness of the International Monetary Fund/European Union to agree to a further US$100bn bailout package for Greece to cover the financing gap over the next three years. Once those hurdles are cleared, the focus will shift to implementation risk, which will remain very high. But some calmer waters for Greece will shift the focus elsewhere for a change, which should be supportive for emerging market debt going into July.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b)
JUNE 30, 2011 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                                  STATED       VALUE
   CURRENCY)                             DESCRIPTION                             COUPON    MATURITY   (US DOLLARS)
---------------  ------------------------------------------------------------  ----------  --------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (c) - 86.7%

                 ARGENTINA - 2.8%
      9,160,280  Republic of Argentina (ARS) (d).............................     5.45%    02/04/18  $    4,535,537
      4,450,000  Republic of Argentina (USD).................................     7.00%    04/17/17       4,061,878
                                                                                                     --------------
                                                                                                          8,597,415
                                                                                                     --------------
                 AUSTRALIA - 6.8%
     11,000,000  Australian Government (AUD).................................     6.00%    02/15/17      12,413,873
      8,100,000  Queensland Treasury (AUD)...................................     6.00%    10/14/15       8,983,045
                                                                                                     --------------
                                                                                                         21,396,918
                                                                                                     --------------
                 BRAZIL - 6.3%
      3,880,000  Brazil Notas do Tesouro Nacional Series F (BRL).............    10.00%    01/01/13       2,402,540
     11,370,000  Brazil Notas do Tesouro Nacional Series F (BRL).............    10.00%    01/01/17       6,606,825
     19,180,000  Brazil Notas do Tesouro Nacional Series F (BRL).............    10.00%    01/01/21      10,744,327
                                                                                                     --------------
                                                                                                         19,753,692
                                                                                                     --------------
                 CANADA - 9.5%
      1,700,000  Canadian Government (CAD)...................................     5.25%    06/01/13       1,884,110
      3,300,000  Canadian Government (CAD)...................................     8.00%    06/01/23       5,038,809
     15,000,000  Province of Manitoba (NZD)..................................     6.38%    09/01/15      13,229,347
     10,965,000  Province of Ontario (NZD)...................................     6.25%    06/16/15       9,624,158
                                                                                                     --------------
                                                                                                         29,776,424
                                                                                                     --------------
                 DOMINICAN REPUBLIC - 0.7%
      2,066,000  Dominican Republic (USD)....................................     8.63%    04/20/27       2,262,270
                                                                                                     --------------
                 EGYPT - 0.8%
     16,100,000  Egypt Treasury Bill (EGP)...................................      (e)     09/13/11       2,623,044
                                                                                                     --------------
                 EL SALVADOR - 1.5%
        700,000  Republic of El Salvador (USD)...............................     8.25%    04/10/32         785,750
      3,230,000  Republic of El Salvador (USD)...............................     7.65%    06/15/35       3,359,200
        530,000  Republic of El Salvador (USD)...............................     7.63%    02/01/41         545,900
                                                                                                     --------------
                                                                                                          4,690,850
                                                                                                     --------------
                 HUNGARY - 2.4%
    771,070,000  Hungary Government Bond (HUF)...............................     6.00%    10/24/12       4,207,754
    328,000,000  Hungary Government Bond (HUF)...............................     5.50%    02/12/16       1,689,181
    305,000,000  Hungary Government Bond (HUF)...............................     6.50%    06/24/19       1,574,401
                                                                                                     --------------
                                                                                                          7,471,336
                                                                                                     --------------
                 INDONESIA - 3.1%
 34,100,000,000  Indonesian Government Bond (IDR)............................    10.00%    07/15/17       4,554,659
 34,970,000,000  Indonesian Government Bond (IDR)............................    10.50%    08/15/30       4,733,251
  3,200,000,000  Indonesian Government Bond (IDR)............................     9.50%    07/15/31         398,168
                                                                                                     --------------
                                                                                                          9,686,078
                                                                                                     --------------
                 IVORY COAST - 1.8%
     10,800,000  Ivory Coast Government Bond (USD)...........................     2.50%    12/31/32       5,751,000
                                                                                                     --------------
                 LITHUANIA - 1.8%
      2,390,000  Republic of Lithuania (USD).................................     6.75%    01/15/15       2,646,925
      1,980,000  Republic of Lithuania (USD).................................     7.38%    02/11/20       2,281,950
        570,000  Republic of Lithuania (USD).................................     6.13%    03/09/21         605,055
                                                                                                     --------------
                                                                                                          5,533,930
                                                                                                     --------------


Page 6                 See Notes to Financial Statements

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
JUNE 30, 2011 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                                  STATED       VALUE
   CURRENCY)                             DESCRIPTION                             COUPON    MATURITY   (US DOLLARS)
---------------  ------------------------------------------------------------  ----------  --------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (c) - (Continued)

                 MALAYSIA - 1.6%
      9,000,000  Malaysia Government Bond (MYR)..............................     3.21%    05/31/13  $    2,985,985
      6,200,000  Malaysia Government Bond (MYR)..............................     4.01%    09/15/17       2,087,498
                                                                                                     --------------
                                                                                                          5,073,483
                                                                                                     --------------
                 MEXICO - 5.2%
     13,930,000  Mexican Bonos Desarr Fixed Rate Bond (MXN)..................     9.50%    12/18/14       1,326,681
     80,800,000  Mexican Bonos Desarr Fixed Rate Bond (MXN)..................     8.00%    06/11/20       7,420,944
     17,900,000  Mexican Bonos Desarr Fixed Rate Bond (MXN)..................     8.00%    12/07/23       1,623,325
     28,900,000  Mexican Bonos Desarr Fixed Rate Bond (MXN)..................     7.50%    06/03/27       2,450,419
     32,950,000  Mexican Bonos Desarr Fixed Rate Bond (MXN)..................    10.00%    11/20/36       3,411,831
                                                                                                     --------------
                                                                                                         16,233,200
                                                                                                     --------------
                 NEW ZEALAND - 5.5%
     19,150,000  New Zealand Government Bond (NZD)...........................     6.00%    12/15/17      17,057,803
                                                                                                     --------------
                 PAKISTAN - 0.6%
        200,000  Islamic Republic of Pakistan (USD)..........................     7.13%    03/31/16         174,719
      2,250,000  Islamic Republic of Pakistan (USD)..........................     6.88%    06/01/17       1,833,750
                                                                                                     --------------
                                                                                                          2,008,469
                                                                                                     --------------
                 PERU - 1.4%
     10,100,000  Peruvian Government Bond (PEN)..............................     7.84%    08/12/20       4,056,237
        200,000  Peruvian Government International Bond (USD)................     5.63%    11/18/50         188,850
                                                                                                     --------------
                                                                                                          4,245,087
                                                                                                     --------------
                 POLAND - 3.5%
     22,000,000  Poland Government Bond (PLN)................................     5.50%    10/25/19       7,927,275
      7,970,000  Poland Government Bond (PLN)................................     5.75%    09/23/22       2,867,526
                                                                                                     --------------
                                                                                                         10,794,801
                                                                                                     --------------
                 QATAR - 1.2%
        800,000  State of Qatar (USD)........................................     5.25%    01/20/20         856,800
      2,630,000  State of Qatar (USD)........................................     6.40%    01/20/40       2,919,300
                                                                                                     --------------
                                                                                                          3,776,100
                                                                                                     --------------
                 SENEGAL - 0.3%
        800,000  Senegal Goverment International Bond (USD)..................     8.75%    05/13/21         827,000
                                                                                                     --------------
                 SERBIA - 0.8%
    219,000,000  Serbia Treasury Bill (RSD)..................................      (e)     12/13/12       2,651,320
                                                                                                     --------------
                 SOUTH AFRICA - 8.1%
      2,130,000  Eskom Holdings Ltd. (USD)...................................     5.75%    01/26/21       2,204,550
     64,400,000  Republic of South Africa (ZAR)..............................     8.25%    09/15/17       9,586,045
     61,000,000  Republic of South Africa (ZAR)..............................     7.25%    01/15/20       8,380,351
     29,700,000  Republic of South Africa (ZAR)..............................    10.50%    12/21/26       5,088,065
                                                                                                     --------------
                                                                                                         25,259,011
                                                                                                     --------------
                 SPAIN - 3.9%
     11,500,000  Instituto de Credito Oficial (AUD)..........................     5.50%    10/11/12      12,102,122
                                                                                                     --------------


                       See Notes to Financial Statements                  Page 7

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
JUNE 30, 2011 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                                  STATED       VALUE
   CURRENCY)                             DESCRIPTION                             COUPON    MATURITY   (US DOLLARS)
---------------  ------------------------------------------------------------  ----------  --------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (c) - (Continued)

                 TURKEY - 4.9%
        300,000  Republic of Turkey (USD)....................................     7.25%    03/05/38  $      345,000
      1,290,000  Republic of Turkey (USD)....................................     6.75%    05/30/40       1,396,425
     16,375,000  Turkey Government Bond (TRY)................................    16.00%    03/07/12      10,583,718
      5,400,000  Turkey Government Bond (TRY)................................      (e)     04/25/12       3,106,351
                                                                                                     --------------
                                                                                                         15,431,494
                                                                                                     --------------
                 UKRAINE - 0.3%
      1,000,000  Ukraine Government Bond (USD)...............................     6.39%    06/26/12       1,025,000
                                                                                                     --------------
                 UNITED ARAB EMIRATES - 0.9%
      2,500,000  Dubai Government International Bond (USD)...................     7.75%    10/05/20       2,667,500
                                                                                                     --------------
                 UNITED KINGDOM - 6.6%
      3,100,000  United Kingdom Treasury (GBP)...............................     9.00%    07/12/11       4,988,389
      1,200,000  United Kingdom Treasury (GBP)...............................     8.00%    12/07/15       2,426,314
      4,600,000  United Kingdom Treasury (GBP)...............................     6.00%    12/07/28       9,137,260
      2,520,000  United Kingdom Treasury (GBP)...............................     4.25%    12/07/49       4,055,899
                                                                                                     --------------
                                                                                                         20,607,862
                                                                                                     --------------
                 URUGUAY - 1.5%
     38,830,000  Republic Orient Uruguay, Inflation Adjusted Bond (UYU) (f)..     5.00%    09/14/18       3,377,489
     16,800,000  Republica Orient Uruguay (UYU)..............................     4.25%    04/05/27       1,401,811
                                                                                                     --------------
                                                                                                          4,779,300
                                                                                                     --------------
                 VENEZUELA - 2.9%
      1,170,000  Republic of Venezuela (USD).................................     8.50%    10/08/14       1,073,475
      9,720,000  Republic of Venezuela (USD).................................     5.75%    02/26/16       7,581,600
        400,000  Republic of Venezuela (USD).................................     7.75%    10/13/19         291,000
                                                                                                     --------------
                                                                                                          8,946,075
                                                                                                     --------------
                 TOTAL FOREIGN SOVEREIGN BONDS AND NOTES...........................................     271,028,584
                 (Cost $240,101,730)                                                                 --------------

FOREIGN CORPORATE BONDS AND NOTES (c) - 37.8%

                 BRAZIL - 2.5%
      1,950,000  Hypermarcas S.A. (USD)......................................     6.50%    04/20/21       1,957,313
      1,150,000  Odebrecht Finance Ltd. (USD)................................     7.50%    09/14/15       1,161,500
        650,000  Petrobras International Finance Co. (USD)...................     5.38%    01/27/21         669,533
      1,630,000  Rearden G Holdings Eins GmbH (USD)..........................     7.88%    03/30/20       1,787,458
      2,000,000  Virgolino de Oliveira Finance Ltd. (USD)....................    10.50%    01/28/18       2,150,000
                                                                                                     --------------
                                                                                                          7,725,804
                                                                                                     --------------
                 CHINA - 3.5%
        660,000  China Oriental Group Co. Ltd. (USD).........................     8.00%    08/18/15         673,200
      2,650,000  China Overseas Finance Cayman II Ltd. (USD).................     5.50%    11/10/20       2,524,644
      5,600,000  Sinochem Overseas Capital Co. Ltd. (USD)....................     4.50%    11/12/20       5,395,281
      1,150,000  West China Cement Ltd. (USD)................................     7.50%    01/25/16       1,109,750
      1,200,000  Yanlord Land Group Ltd. (USD)...............................    10.63%    03/29/18       1,220,640
                                                                                                     --------------
                                                                                                         10,923,515
                                                                                                     --------------
                 COLOMBIA - 0.8%
      2,200,000  TGI International Ltd. (USD)................................     9.50%    10/03/17       2,483,250
                                                                                                     --------------


Page 8                 See Notes to Financial Statements

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
JUNE 30, 2011 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                                  STATED       VALUE
   CURRENCY)                             DESCRIPTION                             COUPON    MATURITY   (US DOLLARS)
---------------  ------------------------------------------------------------  ----------  --------  --------------
FOREIGN CORPORATE BONDS AND NOTES (c) - (Continued)

                 DOMINICAN REPUBLIC - 1.0%
      1,350,000  AES Andres Dominicana/Itabo Dominicana (USD)................     9.50%    11/12/20  $    1,445,850
      1,770,000  Cerveceria Nacional Dominicana (USD) (d)....................    16.00%    03/27/12       1,654,950
                                                                                                     --------------
                                                                                                          3,100,800
                                                                                                     --------------
                 EL SALVADOR - 0.5%
      1,550,000  Telemovil Finance Co. Ltd. (USD)............................     8.00%    10/01/17       1,640,675
                                                                                                     --------------
                 GERMANY - 1.3%
      3,650,000  KfW International Finance (CAD).............................     4.95%    10/14/14       4,083,519
                                                                                                     --------------
                 HONG KONG - 0.8%
      2,290,000  CFG Investment S.A.C. (USD).................................     9.25%    12/19/13       2,358,700
                                                                                                     --------------
                 INDONESIA - 2.6%
      1,000,000  Indosat Palapa Co. B.V. (USD)...............................     7.38%    07/29/20       1,115,000
      3,220,000  Majapahit Holding B.V. (USD)................................     7.75%    10/17/16       3,744,503
        700,000  PT Adaro Indonesia (USD)....................................     7.63%    10/22/19         780,500
      2,200,000  Star Energy Geothermal (Wayang Windu) Ltd. (USD)............    11.50%    02/12/15       2,497,000
                                                                                                     --------------
                                                                                                          8,137,003
                                                                                                     --------------
                 KAZAKHSTAN - 2.3%
      2,073,160  BTA Bank JSC (USD) (g)......................................    10.75%    07/01/18       1,645,571
      5,501,197  BTA Bank JSC (USD) (d) (h)..................................     0.00%    07/01/20         225,549
        394,970  BTA Bank JSC (USD)..........................................     7.20%    07/01/25         180,699
        800,000  Development Bank of Kazakhstan (USD)........................     5.50%    12/20/15         826,000
      1,200,000  Halyk Savings Bank of Kazakhstan (USD)......................     7.25%    01/28/21       1,218,000
      2,900,000  Kazmunaygas National Co. (USD)..............................     6.38%    04/09/21       3,070,375
                                                                                                     --------------
                                                                                                          7,166,194
                                                                                                     --------------
                 MEXICO - 3.1%
      1,610,000  Axtel S.A.B. de C.V. (USD)..................................     9.00%    09/22/19       1,580,215
      1,120,000  Corp. Geo S.A. de C.V. (USD)................................     8.88%    09/25/14       1,204,000
      2,400,000  Desarrolladora Homex S.A. (USD).............................     9.50%    12/11/19       2,580,000
      2,650,000  GEO Maquinaria S.A. de C.V. (USD)...........................     9.63%    05/02/21       2,716,250
      1,672,000  Servicios Corporativos Javer Sapi de C.V. (USD).............     9.88%    04/06/21       1,751,420
                                                                                                     --------------
                                                                                                          9,831,885
                                                                                                     --------------
                 MULTINATIONAL - 11.4%
     17,600,000  Asian Development Bank (AUD)................................     5.50%    02/15/16      18,902,915
     18,800,000  European Investment Bank (NZD)..............................     6.50%    09/10/14      16,601,171
                                                                                                     --------------
                                                                                                         35,504,086
                                                                                                     --------------
                 NIGERIA - 0.5%
      1,400,000  GTB Finance B.V. (USD)......................................     7.50%    05/19/16       1,441,160
                                                                                                     --------------
                 PERU - 0.7%
      2,300,000  Banco de Credito del Peru (USD).............................     4.75%    03/16/16       2,288,500
                                                                                                     --------------
                 PHILIPPINES - 0.3%
      1,000,000  Alliance Global Group, Inc. (USD)...........................     6.50%    08/18/17         985,683
                                                                                                     --------------
                 QATAR - 0.8%
      2,300,000  Qatari Diar Finance QSC (USD)...............................     5.00%    07/21/20       2,361,773
                                                                                                     --------------


                       See Notes to Financial Statements                  Page 9

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
JUNE 30, 2011 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                                  STATED       VALUE
   CURRENCY)                             DESCRIPTION                             COUPON    MATURITY   (US DOLLARS)
---------------  ------------------------------------------------------------  ----------  --------  --------------
FOREIGN CORPORATE BONDS AND NOTES (c) - (Continued)

                 RUSSIA - 1.7%
      1,750,000  Alfa Bank (USD).............................................     7.88%    09/25/17  $    1,846,250
      1,360,000  Novatek Finance Ltd. (USD)..................................     6.60%    02/03/21       1,421,200
        700,000  Russian Railways (USD)......................................     5.74%    04/03/17         746,375
      1,220,000  Vimpelcom Ltd. (USD)........................................     6.49%    02/02/16       1,262,700
                                                                                                     --------------
                                                                                                          5,276,525
                                                                                                     --------------
                 TURKEY - 0.6%
      1,700,000  Yasar Holdings (USD)........................................     9.63%    10/07/15       1,808,375
                                                                                                     --------------
                 UKRAINE - 1.1%
      3,543,000  EX-IM Bank of Ukraine (USD).................................     7.65%    09/07/11       3,591,716
                                                                                                     --------------
                 UNITED ARAB EMIRATES - 0.9%
      2,680,000  Dubai Electricity & Water Authority (USD)...................     7.38%    10/21/20       2,757,366
                                                                                                     --------------
                 VENEZUELA - 1.4%
      6,000,000  Petroleos de Venezuela S.A. (USD)...........................     8.50%    11/02/17       4,479,000
                                                                                                     --------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES...........................................     117,945,529
                                                                                                     --------------
                 (Cost $105,486,844)

    SHARES                                          DESCRIPTION                                          VALUE
---------------  ----------------------------------------------------------------------------------  --------------
COMMON STOCKS - 0.0%

                 KAZAKHSTAN - 0.0%
      4,217,842  BTA Bank JSC (i)..................................................................          67,936
                                                                                                     --------------
                 TOTAL COMMON STOCKS...............................................................          67,936
                 (Cost $0)                                                                           --------------

                 TOTAL INVESTMENTS - 124.5%........................................................     389,042,049
                 (Cost $345,588,574) (j)

                 OUTSTANDING LOANS - (28.7%).......................................................     (89,667,740)
                 NET OTHER ASSETS AND LIABILITIES - 4.2%...........................................      13,106,913
                                                                                                     --------------
                 NET ASSETS - 100.0%...............................................................  $  312,481,222
                                                                                                     --------------


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   All portfolio securities serve as collateral for the outstanding loans.

(c) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Fund's sub-advisor.

(d) Variable rate security. The interest rate shown reflects the rate in effect at June 30, 2011.

(e)   Zero coupon bond.

(f) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(g) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. The interest rate shown reflects the rate in effect at June 30, 2011.

(h) Recovery units issued under BTA Bank's restructuring plan. Recovery payments are dependent on future performance.

(i)   Non-income producing security.

(j) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $46,747,033 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,293,558.


Page 10                See Notes to Financial Statements

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
JUNE 30, 2011 (UNAUDITED)

Currency Abbreviations:
     ARS Argentine Peso
     AUD Australian Dollar
     BRL Brazilian Real
     CAD Canadian Dollar
     EGP Egyptian Pound
     GBP British Pound Sterling
     HUF Hungarian Forint
     IDR Indonesian Rupiah
     MYR Malaysian Ringgit
     MXN Mexican Peso
     NZD New Zealand Dollar
     PEN Peruvian New Sol
     PLN Polish Zloty
     RSD Serbian Dinar
     TRY Turkish Lira
     USD United States Dollar
     UYU Uruguayan Peso
     ZAR South African Rand


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                          ASSETS TABLE
                                                                    LEVEL 2        LEVEL 3
                                                      TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    6/30/2011        PRICES         INPUTS         INPUTS
                                                   ------------   ------------   ------------   ------------
Foreign Sovereign Bonds and Notes*...............  $271,028,584   $         --   $271,028,584   $         --
Foreign Corporate Bonds and Notes*...............   117,945,529             --    117,945,529             --
Common Stocks*...................................        67,936         67,936             --             --
                                                   ------------   ------------   ------------   ------------
Total Investments................................   389,042,049         67,936    388,974,113             --
Forward Foreign Currency Contracts**.............       423,912             --        423,912             --
                                                   ------------   ------------   ------------   ------------
Total............................................  $389,465,961   $     67,936   $389,398,025   $         --
                                                   ============   ============   ============   ============


                                       LIABILITIES TABLE

                                                                    LEVEL 2        LEVEL 3
                                                      TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    6/30/2011        PRICES         INPUTS         INPUTS
                                                   ------------   ------------   ------------   ------------
Forward Foreign Currency Contracts**.............  $ (3,227,226)  $         --   $ (3,227,226)  $         --
                                                   ============   ============   ============   ============


*  See the Portfolio of Investments for country breakout.
** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.



                       See Notes to Financial Statements                 Page 11

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
JUNE 30, 2011 (UNAUDITED)

                            FORWARD FOREIGN CURRENCY CONTRACTS
                            --------------------------------------------------------
                                                                          PURCHASE          SALE          UNREALIZED
SETTLEMENT                        AMOUNT                   AMOUNT        VALUE AS OF     VALUE AS OF     APPRECIATION
   DATE      COUNTERPARTY      PURCHASED (a)              SOLD (a)      JUNE 30, 2011   JUNE 30, 2011   (DEPRECIATION)
----------   ------------   -------------------   -------------------   -------------   -------------   --------------
 07/21/11         DUB       GBP       2,050,000   USD       3,337,051   $   3,289,273   $   3,337,051   $      (47,778)
 07/21/11         JPM       ZAR      11,173,000   USD       1,644,024       1,647,254       1,644,024            3,230
 08/25/11         RBS       USD       9,125,816   BRL      14,949,000       9,125,816       9,453,699         (327,883)
 07/21/11         BAR       USD      11,062,146   CAD      10,676,000      11,062,146      11,063,499           (1,353)
 07/21/11         BAR       USD      24,080,171   GBP      14,750,000      24,080,171      23,666,721          413,450
 08/25/11         RBS       USD       2,966,617   IDR  25,708,706,000       2,966,617       2,970,708           (4,091)
 07/21/11         BAR       USD      52,838,673   NZD      67,142,000      52,838,673      55,545,865       (2,707,192)
 07/21/11         RBS       USD       2,629,848   PLN       7,249,000       2,629,848       2,636,950           (7,102)
 07/21/11         JPM       USD       2,496,307   TRY       4,056,000       2,496,307       2,489,075            7,232
 07/21/11         RBS       USD       4,538,516   ZAR      31,678,000       4,538,516       4,670,343         (131,827)
                                                                                                        --------------
Net Unrealized Appreciation (Depreciation)...........................................................   $   (2,803,314)
                                                                                                        ==============

(a)   Please see page 11 for currency descriptions.

Counterparty Abbreviations:
     BAR   Barclays Bank
     DUB   Deutsche Bank
     JPM   JPMorgan Chase
     RBS   Royal Bank of Scotland


Page 12                See Notes to Financial Statements

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2011 (UNAUDITED)


ASSETS:
Investments, at value
   (Cost $345,588,574).........................................................................      $389,042,049
Cash...........................................................................................         4,561,966
Foreign currency (Cost $3,332,093).............................................................         3,414,276
Unrealized appreciation on forward foreign currency contracts..................................           423,912
Prepaid expenses...............................................................................            20,475
Receivables:
   Interest....................................................................................         8,408,152
   Investment securities sold..................................................................         1,656,715
                                                                                                     ------------
      Total Assets.............................................................................       407,527,545
                                                                                                     ------------
LIABILITIES:
Outstanding loans..............................................................................        89,667,740
Unrealized depreciation on forward foreign currency contracts..................................         3,227,226
Payables:
   Investment securities purchased.............................................................         1,583,320
   Investment advisory fees....................................................................           329,655
   Custodian fees..............................................................................            77,376
   Interest and fees on loans..................................................................            70,417
   Audit and tax fees..........................................................................            32,071
   Administrative fees.........................................................................            27,949
   Printing fees...............................................................................            16,213
   Transfer agent fees.........................................................................             5,729
   Legal fees..................................................................................             3,530
   Trustees' fees and expenses.................................................................               159
Other liabilities..............................................................................             4,938
                                                                                                     ------------
   Total Liabilities...........................................................................        95,046,323
                                                                                                     ------------
NET ASSETS.....................................................................................      $312,481,222
                                                                                                     ============
NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $296,847,215
Par value......................................................................................           173,768
Accumulated net investment income (loss).......................................................       (14,643,266)
Accumulated net realized gain (loss) on investments, forward foreign currency contracts
   and foreign currency transactions...........................................................       (11,087,346)
Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts
   and foreign currency translation............................................................        41,190,851
                                                                                                     ------------
NET ASSETS.....................................................................................      $312,481,222
                                                                                                     ============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...........................      $      17.98
                                                                                                     ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)....        17,376,792
                                                                                                     ============


                       See Notes to Financial Statements                 Page 13

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)


INVESTMENT INCOME:
Interest (net of foreign withholding tax of $136,373)..........................................      $ 13,614,179
Other..........................................................................................             6,054
                                                                                                     ------------
   Total investment income.....................................................................        13,620,233
                                                                                                     ------------
EXPENSES:
Investment advisory fees.......................................................................         1,965,377
Interest and fees on loans.....................................................................           579,789
Administrative fees............................................................................           166,864
Custodian fees.................................................................................           159,934
Printing fees..................................................................................            43,876
Audit and tax fees.............................................................................            26,871
Transfer agent fees............................................................................            21,233
Trustees' fees and expenses....................................................................            19,533
Legal fees.....................................................................................            12,167
Other..........................................................................................            44,279
                                                                                                     ------------
   Total expenses..............................................................................         3,039,923
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................        10,580,310
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.................................................................................         2,513,650
   Forward foreign currency contracts..........................................................        (3,326,303)
   Foreign currency transactions...............................................................          (299,459)
                                                                                                     ------------
Net realized gain (loss).......................................................................        (1,112,112)
                                                                                                     ------------
Net change in unrealized appreciation (depreciation) on:
   Investments.................................................................................         8,898,298
   Forward foreign currency contracts..........................................................          (790,640)
   Foreign currency translation................................................................          (882,834)
                                                                                                     ------------
Net change in unrealized appreciation (depreciation)...........................................         7,224,824
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................         6,112,712
                                                                                                     ------------
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS...............................      $ 16,693,022
                                                                                                     ============


Page 14                See Notes to Financial Statements

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS
                                                                                        ENDED            YEAR
                                                                                      6/30/2011         ENDED
                                                                                     (UNAUDITED)      12/31/2010
                                                                                     ------------    ------------
OPERATIONS:
Net investment income (loss).......................................................  $ 10,580,310    $ 22,177,339
Net realized gain (loss)...........................................................    (1,112,112)     18,878,286
Net change in unrealized appreciation (depreciation)...............................     7,224,824       7,205,812
                                                                                     ------------    ------------
Net increase (decrease) in net assets resulting from operations....................    16,693,022      48,261,437
                                                                                     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................   (13,553,898)    (27,092,773)
Net realized gain..................................................................            --              --
Return of capital..................................................................            --              --
                                                                                     ------------    ------------
Total distributions to shareholders................................................   (13,553,898)    (27,092,773)
                                                                                     ------------    ------------
CAPITAL TRANSACTIONS:
Proceeds from Common Shares reinvested.............................................            --         212,053
                                                                                     ------------    ------------
Net increase (decrease) in net assets resulting from capital transactions..........            --         212,053
                                                                                     ------------    ------------
Total increase (decrease) in net assets............................................     3,139,124      21,380,717
NET ASSETS:
Beginning of period................................................................   309,342,098     287,961,381
                                                                                     ------------    ------------
End of period......................................................................  $312,481,222    $309,342,098
                                                                                     ============    ============
Accumulated net investment income (loss) at end of period..........................  $(14,643,266)   $(11,669,678)
                                                                                     ============    ============
CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period...............................................    17,376,792      17,365,236
Common Shares issued as reinvestment under the Dividend Reinvestment Plan..........            --          11,556
                                                                                     ------------    ------------
Common Shares at end of period.....................................................    17,376,792      17,376,792
                                                                                     ============    ============


                       See Notes to Financial Statements                 Page 15

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations....................  $ 16,693,022
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
      Purchases of investments.....................................................  (106,884,950)
      Sales, maturities and paydowns of investments................................   113,926,004
      Net amortization/accretion of premiums/discounts on investments..............      (353,542)
      Net realized gain/loss on investments........................................    (2,513,650)
      Net change in unrealized appreciation/depreciation on forward foreign
           currency contracts......................................................       790,640
      Net change in unrealized appreciation/depreciation on investments............    (8,898,298)
CHANGES IN ASSETS AND LIABILITIES:
      Increase in interest receivable..............................................      (978,440)
      Increase in prepaid expenses.................................................        (2,087)
      Decrease in interest and fees on loans payable...............................        (4,917)
      Decrease in investment advisory fees payable.................................        (5,303)
      Decrease in audit and tax fees payable.......................................       (22,129)
      Decrease in legal fees payable...............................................       (11,672)
      Decrease in printing fees payable............................................       (18,671)
      Decrease in administrative fees payable......................................          (508)
      Increase in custodian fees payable...........................................        21,134
      Increase in transfer agent fees payable......................................         2,301
      Increase in Trustees' fees and expenses payable..............................           125
      Increase in other liabilities payable........................................         1,326
                                                                                     ------------
CASH PROVIDED BY OPERATING ACTIVITIES..............................................                  $ 11,740,385
                                                                                                     ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
      Distributions to Common Shareholders from net investment income..............   (13,553,898)
                                                                                     ------------
CASH USED IN FINANCING ACTIVITIES..................................................                   (13,553,898)
                                                                                                     ------------

Decrease in cash and foreign currency (a)..........................................                    (1,813,513)
Cash and foreign currency at beginning of period...................................                     8,716,726
Unrealized appreciation/depreciation on Euro Loan..................................                     1,073,029
                                                                                                     ------------
Cash and foreign currency at end of period.........................................                  $  7,976,242
                                                                                                     ============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION: .................................
Cash paid during the period for interest and fees..................................                  $    584,706
                                                                                                     ============


(a) Includes net change in unrealized appreciation/depreciation on foreign currency of $46,000.


Page 16                See Notes to Financial Statements

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           SIX MONTHS
                                             ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                           6/30/2011       ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)    12/31/2010    12/31/2009    12/31/2008    12/31/2007    12/31/2006
                                          ------------  ------------  ------------  ------------  ------------  ------------
Net asset value, beginning of period....    $  17.80      $  16.58      $  12.69      $  18.54      $  19.07      $  19.24
                                            --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............        0.61          1.28          1.47          1.46          1.34          1.38
Net realized and unrealized gain (loss).        0.35          1.50          3.98         (5.75)        (0.17)         0.48
                                            --------      --------      --------      --------      --------      --------
Total from investment operations........        0.96          2.78          5.45         (4.29)         1.17          1.86
                                            --------      --------      --------      --------      --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...................       (0.78)        (1.56)        (0.68)        (1.56)        (0.79)        (1.31)
Net realized gain.......................          --            --            --            --         (0.55)        (0.47)
Return of capital.......................          --            --         (0.88)           --         (0.36)        (0.25)
                                            --------      --------      --------      --------      --------      --------
Total from distributions................       (0.78)        (1.56)        (1.56)        (1.56)        (1.70)        (2.03)
                                            --------      --------      --------      --------      --------      --------
Net asset value, end of period..........    $  17.98      $  17.80      $  16.58      $  12.69      $  18.54      $  19.07
                                            ========      ========      ========      ========      ========      ========
Market value, end of period.............    $  17.43      $  17.36      $  16.03      $  10.40      $  16.54      $  19.15
                                            ========      ========      ========      ========      ========      ========
Total return based on net asset
   value (a) ...........................        5.76%        17.90%        47.48%       (23.14)%        6.92%        10.72%
                                            ========      ========      ========      ========      ========      ========
Total return based on market value (a)..        5.12%        18.93%        73.98%       (29.39)%       (5.01)%       27.33%
                                            ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....    $312,481      $309,342      $287,961      $220,286      $322,016      $331,138
Ratio of total expenses to average
   net assets ..........................        2.00% (c)     2.13%         2.57%         3.55%         4.45%         4.04%
Ratio of net expenses to average net
   assets excluding interest expense
   and fees on loans ...................        1.62% (c)     1.65%         1.77%         1.83%         1.82%         1.79%
Ratio of net investment income (loss) to
   average net assets...................        6.95% (c)     7.41%         9.90%         8.72%         7.10%         7.19%
Portfolio turnover rate.................          28%          101%           72%           66%           97%           99%
INDEBTEDNESS:
Total loan outstanding (in 000's).......    $ 89,668      $ 88,595      $ 89,511      $ 89,101      $144,624      $152,482
Asset coverage per $1,000 of
   indebtedness (b)                         $  4,485      $  4,492      $  4,217      $  3,472      $  3,227      $  3,172


-----------------------
(a) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(b) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the loans outstanding), and dividing by the outstanding loan balance in 000's.

(c)   Annualized.



                       See Notes to Financial Statements                 Page 17

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           JUNE 30, 2011 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on September 7, 2004 , and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FAM on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund pursues these objectives by investing its Managed Assets in the world bond markets through a diversified portfolio of investment grade and below-investment grade government and corporate debt securities. "Managed Assets" means the average daily total asset value of the Fund minus the sum of the Fund's liabilities other than the principal amount of borrowings, if any. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

       Bond, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

            1)  benchmark yields;
            2)  reported trades;
            3)  broker/dealer quotes;
            4)  issuer spreads;
            5)  benchmark securities;
            6)  bids and offers; and
            7)  reference data including market research publications.

       Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

       Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

       Currency linked notes, credit linked notes, interest rate swaps and credit default swaps, if any, are valued using a pricing service or, if the pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

       Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

       Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           JUNE 30, 2011 (UNAUDITED)

In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

       1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of security;

       4) the financial statements of the issuer, or the financial condition of the country of issue;

       5) the credit quality and cash flow of the issuer, or country of issue, based on the Sub-Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
            o     Quoted prices for similar securities in active markets.
            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of June 30, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and the accretion of discounts are recorded using the effective interest method.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At June 30, 2011, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           JUNE 30, 2011 (UNAUDITED)


C. CREDIT LINKED NOTES:

The Fund invests in credit linked notes. Credit linked notes are securities that are collateralized by one or more designated securities that are referred to as "reference securities." Through the purchase of a credit linked note, the buyer assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the credit linked note in the full amount of the purchase price of the note. The issuer of a credit linked note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the credit linked note at an agreed-upon interest rate, and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

Credit linked notes are subject to credit risk of the reference securities underlying the credit linked notes. If one of the underlying reference securities defaults, or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

Credit linked notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit linked note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested, and the periodic interest payments expected to be received for the duration of its investment in the credit linked note.

The market for credit linked notes may suddenly become illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit linked notes. In certain cases, a market price for a credit linked note may not be available. At June 30, 2011, the Fund had no credit linked notes.

D. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation/(depreciation) on forward foreign currency contracts" on the Statement of Assets and Liabilities. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain
(loss) on forward foreign currency contracts" on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

During the six months ended June 30, 2011, the open and close notional values of forward foreign currency contracts were $466,719,705 and $355,949,294, respectively.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

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NOTES TO FINANCIAL STATEMENTS - (Continued)
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              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           JUNE 30, 2011 (UNAUDITED)



Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from:
Ordinary income.................................   $   27,092,773
Capital gain....................................               --
Return of capital...............................               --

As of December 31, 2010, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income...................   $           --
Undistributed capital gains.....................               --
                                                   --------------
Total undistributed earnings....................               --
Accumulated capital and other losses............       (9,315,025)
Net unrealized appreciation (depreciation)......       21,636,140
                                                   --------------
Total accumulated earnings (losses).............       12,321,115
Paid-in capital.................................      297,020,983
                                                   --------------
Net assets......................................   $  309,342,098
                                                   ==============

G. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry realized capital losses forward for eight years following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2010, the Fund had a capital loss carryforward for federal income tax purposes of $8,457,603, expiring on December 31, 2017. During the year ended December 31, 2010, the Fund utilized capital loss carryforwards in the amount of $20,281,148.

Certain losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2010, the Fund intends to elect to defer net realized currency losses of $857,422 incurred between November 1, 2010 and December 31, 2010.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2007, 2008, 2009 and 2010 remain open to federal and state audit. As of June 30, 2011, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

H. EXPENSES:

The Fund will pay all expenses directly related to its operations.

I. ACCOUNTING PRONOUNCEMENT:

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current fiscal year. The Adviser is in the process of assessing the impact of the updated standards on the Funds' financial statements, if any.

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NOTES TO FINANCIAL STATEMENTS - (Continued)
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              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           JUNE 30, 2011 (UNAUDITED)



 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Aberdeen Asset Management Inc. ("Aberdeen" or the "Sub-Advisor") serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.50% of Managed Assets that is paid by First Trust out of its investment advisory fee.

BNY Mellon Investment Servicing (US) Inc. serves as the Fund's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, which was renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, serves as the Fund's Custodian in accordance with certain fee arrangements.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor, or any of their affiliates ("Independent Trustees"), is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with Board or Committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually, and each of the Chairmen of the Nominating and Governance Committee and Valuation Committee are paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and equally allocated among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman serve two-year terms before rotating to serve as chairman of another Committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the trusts for serving in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2011, were $108,468,270 and $115,582,719, respectively.

5. BORROWINGS

The Fund has entered into a credit agreement with The Bank of Nova Scotia, which provides for a revolving credit facility to be used as leverage for the Fund. The revolving credit facility provides for a secured line of credit for the Fund where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the facility is up to $110,000,000. As of June 30, 2011, the Fund had three loans outstanding under the revolving credit facility totaling $89,667,740. The three loans, which are all LIBOR loans, bear interest based on the adjusted LIBOR rate and are in the amounts of $46,000,000, $30,000,000 and $13,667,740 (the U.S. Dollar equivalent of a (euro)9,425,000 loan). For the six months ended June 30, 2011, the average amount outstanding was $89,231,473. The high and low annual interest rates during the six months ended June 30, 2011 were 2.10% and 1.09%, respectively, and the weighted average interest rate was 1.25%. The weighted average interest rate at June 30, 2011 was 1.24%. The revolving credit facility was originally scheduled to expire on January 5, 2011 but was extended through January 4, 2012. The Fund pays a commitment fee of 0.15% on any day that the loan balances exceed 50% of the total commitment and 0.30% at all other times, which is included in "Interest and fees on loans" on the Statement of Operations. Prior to January 6, 2011, the Fund paid a commitment fee of 0.30% on any day that the loan balances exceeded 50% of the total commitment and 0.50% at all other times.

6. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS - (Continued)
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              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           JUNE 30, 2011 (UNAUDITED)


                             7. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which include a global bond portfolio of investment grade and below-investment grade government and corporate debt securities. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares, at any point in time, may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

NON-INVESTMENT GRADE SECURITIES RISK: The Fund may invest up to 60% of its Managed Assets in non-investment grade securities. Non-investment grade securities are rated below "Baa3" by Moody's Investors Service, Inc., below "BBB-" by Standard & Poor's, or comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Sub-Advisor to be of comparable credit quality. Non-investment grade debt instruments are commonly referred to as "high yield" or "junk" bonds, are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.

EMERGING MARKETS RISK: The Fund may invest in fixed-income securities of issuers located in countries considered to be emerging markets. Investments in such securities are considered speculative. In addition to the general risks of investing in non-U.S. securities, heightened risks of investing in emerging markets securities include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

FIXED-INCOME SECURITIES RISK: Debt securities, including high yield securities, are subject to certain risks, including: (i) issuer risk, which is the risk that the value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services; (ii) reinvestment risk, which is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio's current earnings rate;
(iii) prepayment risk, which is the risk that during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities; and (iv) credit risk, which is the risk that a security in the Fund's portfolio will decline in price or the issuer fails to make interest payments when due because the issuer of the security experiences a decline in its financial status.

INTEREST RATE RISK: The Fund's portfolio is also subject to interest rate risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

NON-U.S. ISSUER RISK: Investments in the securities and instruments of non-U.S. issuers involve certain considerations and risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Non-U.S. securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad.

CURRENCY RISK: The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by

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NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           JUNE 30, 2011 (UNAUDITED)


currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. While certain of the Fund's non-U.S. dollar-denominated securities may be hedged into U.S. dollars, hedging may not alleviate all currency risks.

CREDIT LINKED NOTES RISK: The Fund may invest up to 35% of its Managed Assets in credit linked notes. Credit linked notes are subject to credit risk of the reference securities underlying the credit linked notes. If one of the underlying reference securities defaults or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted. The Fund also bears the risk that the issuer of the credit linked note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested and the periodic interest payments expected to be received for the duration of its investment in the credit linked note.

LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. The funds borrowed pursuant to a leverage borrowing program constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The rights of lenders to receive payments of interest on and repayments of principal on any borrowings made by the Fund under a leverage borrowing program are senior to the rights of holders of Common Shares with respect to payment of dividends or upon liquidation. If the Fund is not in compliance with certain credit facility provisions, the Fund may not be permitted to declare dividends or other distributions, including dividends and distributions with respect to Common Shares or purchase Common Shares.

GOVERNMENT SECURITIES RISK: The ability of a government issuer, especially in an emerging market country, to make timely and complete payments on its debt obligations will be strongly influenced by the government issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations of interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than U.S. dollars, its ability to make debt payments denominated in U.S. dollars could be adversely affected. If a government issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multinational organizations. There are no bankruptcy proceedings similar to those in the United States by which defaulted government debt may be collected. Additional factors that may influence a government issuer's ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and the issuer's policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies to which a government debtor may be subject.

NON-U.S. GOVERNMENT SECURITIES RISK: Economies and social and political climates in individual countries may differ unfavorably from the United States. Non-U.S. economies may have less favorable rates of growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced extremely high rates of inflation for many years. Unanticipated economic, political and social developments may also affect the values of the Fund's investments and limit the availability of additional investments in such countries. Furthermore, such developments may significantly disrupt the financial markets or interfere with the Fund's ability to enforce its rights against non-U.S. government issuers.

Investments in debt instruments of issuers located in emerging market countries are considered speculative. Heightened risks of investing in emerging markets government debt include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events in addition to those that have already been disclosed:

On July 20, 2011, the Fund declared a dividend of $0.13 per share to Common Shareholders of record on August 3, 2011, payable on August 15, 2011.

On August 19, 2011, the Fund declared a dividend of $0.13 per share to Common Shareholders of record on September 6, 2011, payable on September 15, 2011.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           JUNE 30, 2011 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (Continued)
--------------------------------------------------------------------------------

              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           JUNE 30, 2011 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                    SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Strategic High Income Fund III, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Active Dividend Income Fund and First Trust High Income Long/Short Fund was held on April 18, 2011. At the Meeting, Robert F. Keith was elected by the Common Shareholders of the First Trust/Aberdeen Global Opportunity Income Fund as a Class I Trustee for a three-year term expiring at the Fund's annual meeting of shareholders in 2014. The number of votes cast in favor of Mr. Keith was 15,676,256, the number of votes against was 267,664 and the number of abstentions was 1,432,872. James A. Bowen, Neil B. Nielson, Richard E. Erickson and Thomas R. Kadlec are the other current and continuing Trustees.

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


FIRST TRUST


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
BNY Mellon Investment Servicing Trust Company
(Formerly PFPC Trust Company)
8800 Tinicum Boulevard
Philadelphia, PA  19153

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


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ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)   Not applicable.

(b) There have been no changes, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this item in the Registrant's most recent annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        First Trust/Aberdeen Global Opportunity Income Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  August 22, 2011
     ----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  August 22, 2011
     ----------------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                           Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                           (principal financial officer)

Date  August 22, 2011
     ----------------------------------


* Print the name and title of each signing officer under his or her signature.